May 1, 2019

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:    Document Control - EDGAR

RE:	RiverSource Variable Account 10 (“Registrant”)

RiverSource Retirement Group Annuity Contract II

File Nos. 333-177381/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant’s Post-Effective Amendment No.8 filed on April 23, 2019.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary